Prudential Investment Portfolios 3
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
April 30, 2014
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	485(b) Filing for Prudential Investment Portfolios 3 Registration numbers 333-95849 and 811-09805
Dear Sir or Madam:
We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates April 30, 2014 as its effective date.
As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Sincerely,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary